Discontinued operations	12 Months Ended
Jul. 31, 2021
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Discontinued operations	Discontinued operations
The Group disposed of the shares in its UK business, Wolseley UK Limited, on January 29, 2021 and during the year ended July 31, 2019, sold its remaining property assets in the Nordic region (together the “disposal group”). In accordance with IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations”, the disposal group has been presented as a discontinued operation. The assets and liabilities of the UK business were transferred to assets held for sale during the year before being disposed of.
The results from discontinued operations, which have been included in the Group income statement, are set out below:

	2021		2020		2019
	$m		$m		$m
Revenue	1,138		1,879		2,281
Cost of sales	(879)		(1,440)		(1,730)
Gross profit	259		439		551
Operating costs:
(loss)/gain on disposal of businesses	(356)		—		19
operating costs	(205)		(441)		(479)
other	174		(18)		(21)
Operating costs	(387)		(459)		(481)
Operating (loss)/profit	(128)		(20)		70
Net finance (costs)/income	(2)		(4)		4
(Loss)/profit before tax	(130)		(24)		74
Tax (charge)/credit	(12)		10		(8)
(Loss)/profit from discontinued operations	(142)		(14)		66
Basic earnings per share	(63.6)	¢	(6.2)	¢	28.7	¢
Diluted earnings per share	(63.2)	¢	(6.2)	¢	28.5	¢
The discontinued loss on disposal of businesses in fiscal 2021 comprises a loss on disposal of the UK business of $370 million generated from the recycling of cumulative translation adjustments and a gain on prior year disposals of $14 million.
In fiscal 2021, discontinued other operating costs comprised a $63 million impairment of assets held for sale relating to the sale of the UK business, a $235 million gain from recycling of cumulative translation adjustments following the abandonment of former Group financing companies and a $2 million release relating to UK business restructuring in prior years. In fiscal 2020, discontinued other operating costs also included $18 million in restructuring costs incurred in the UK, including $3 million charged to cost of sales for inventory write-downs. In 2019, discontinued other operating costs primarily relates to business restructuring costs incurred in the UK in respect of their business transformation strategy.
During the year, discontinued operations generated cash of $32 million (2020: $113 million and 2019: $2 million) in respect of operating activities, generated $390 million (2020: used $54 million and 2019: $121 million) in respect of investing activities, which includes $380 million (2020: $7 million and 2019: $98 million) of net cash inflow from the disposal of businesses, and used $19 million (2020: $35 million and 2019: $1 million) in respect of financing activities.Disposals
On January 29, 2021, the Group disposed of the shares in its UK business, Wolseley UK Limited. There were no other disposals in the year ended July 31, 2021.
The Group recognized a total loss on disposals in the period of $356 million (2020: $nil million), which is comprised of a loss on the current period disposal of the UK business of $370 million (2020: $nil million) and a gain on prior year disposals of $14 million (2020: $nil million). The total loss is reported within discontinued operations.
The loss on current period disposal is as follows:

	2021	2020
	$m	$m
Consideration received	422	—
Net assets disposed of	(390)	—
Disposal costs and provisions	(32)	—
Recycling of deferred foreign exchange losses	(370)	—
Current period loss on disposal	(370)	—
Net assets disposed of were held in assets and liabilities held for sale.
The net inflow of cash in respect of disposals of businesses related to discontinued operations is as follows:

	2021	2020	2019
	$m	$m	$m
Cash consideration received for current period disposals (net of cash disposed of)	395	—	220
Cash consideration received in respect of prior year disposals	19	9	(2)
Cash paid in respect of prior year disposals	(2)	(2)	(16)
Disposal costs paid	(32)	—	(1)
Net cash flow in respect of disposals of businesses	380	7	201